COMMITMENTS AND CONTINGENCIES - Capital commitment (Details)	Dec. 31, 2020 CNY (¥)
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 year	¥ 36,499,470
1 - 3 years	5,864,500
3 - 5 years	594,000
More than 5 years	99,000
total	¥ 43,056,970